FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges recognized in accumulated other comprehensive income (loss) and net income (loss) during the three and six months ended June 30, 2021 and 2020 (in millions):

		Recognized in Net Income
For the Three Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2021
Foreign exchange contracts	$(55)
		Net sales	(1)
		Cost of goods sold	2
		Other, Net	1
Interest rate contracts	5	Interest expense	(1)
Total	$(50)		$1
2020
Foreign exchange contracts	$(15)
		Net sales	—
		Cost of goods sold	(3)
		Other, Net	(5)
Interest rate contracts	(4)	Interest expense	(1)
Total	$(19)		$(9)

		Recognized in Net Income
For the Six Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2021
Foreign exchange contracts	$(81)
		Net sales	(3)
		Cost of goods sold	27
		Other, Net	(6)
Interest rate contracts	25	Interest expense	(3)
Total	$(56)		$15
2020
Foreign exchange contracts	$66
		Net sales	(1)
		Cost of goods sold	(20)
		Other, Net	10
Interest rate contracts	(19)	Interest expense	(2)
Total	$47		$(13)
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2021 and 2020 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in millions)		(in millions)
Cash flow hedges	$1	$—	$3	$1	Net sales
	(2)	3	(27)	20	Cost of goods sold
	(1)	5	6	(10)	Other, net
	1	1	3	2	Interest expense
	—	(2)	1	(3)	Income taxes
	$(1)	$7	$(14)	$10
Change in retirement plans’ funded status:
Amortization of actuarial losses	$9	$10	$18	$21	*
Amortization of prior service cost	(33)	(32)	(65)	$(65)	*
	(7)	(8)	(14)	$(15)	Income taxes
	$(31)	$(30)	$(61)	$(59)
Total reclassifications, net of tax	$(32)	$(23)	$(75)	$(49)
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.

Summary of Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings
The following table summarizes the activity in accumulated other comprehensive income related to the derivatives held by the Company during the six months ended June 30, 2021 and 2020:

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2020	$(5)	$(1)	$(6)
Net changes in fair value of derivatives	(56)	(3)	(59)
Net losses reclassified from accumulated other comprehensive income into income	(15)	1	(14)
Accumulated derivative net losses as of June 30, 2021	$(76)	$(3)	$(79)

In Millions	Before-Tax Amount	Income Tax	After-Tax Amount
Accumulated derivative net losses as of December 31, 2019	$(62)	$8	$(54)
Net changes in fair value of derivatives	47	—	47
Net losses reclassified from accumulated other comprehensive income into income	13	(3)	10
Accumulated derivative net losses as of June 30, 2020	$(2)	$5	$3

The following tables summarize the impact that changes in the fair value of fair value hedges and derivatives not designated as hedging instruments had on earnings (in millions):

		For the Three Months Ended June 30,
	Classification of Gain	2021	2020
Fair Value Hedges
Interest rate derivatives	Interest expense	$(2)	$3

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(58)	$13

		For the Six Months Ended June 30,
	Classification of Gain	2021	2020
Fair Value Hedges
Interest rate derivatives	Interest expense	$(23)	$42

Not Designated as Hedges
Foreign exchange contracts	Other, Net	$(76)	$154

Summary of Fair Value of Derivatives
The fair values of CNH Industrial’s derivatives as of June 30, 2021 and December 31, 2020 in the condensed consolidated balance sheets are recorded as follows:

	June 30, 2021		December 31, 2020
in millions of dollars	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	60	Derivative assets	77
Foreign currency contracts	Derivative assets	32	Derivative assets	67
Total derivative assets designated as hedging instruments		92		144
Interest rate contracts	Derivative liabilities	28	Derivative liabilities	46
Foreign currency contracts	Derivative liabilities	118	Derivative liabilities	62
Total derivative liabilities designated as hedging instruments		146		108
Derivatives not designated as hedging instruments under Subtopic 815-20
Interest rate contracts	Derivative assets	8	Derivative assets	—
Foreign currency contracts	Derivative assets	34	Derivative assets	16
Total derivative assets not designated as hedging instruments		42		16
Interest rate contracts	Derivative liabilities	9	Derivative liabilities	—
Foreign currency contracts	Derivative liabilities	16	Derivative liabilities	31
Total derivative liabilities not designated as hedging instruments		25		31

Summary of Investments Measured on Recurring Basis
The following tables present for each of the fair-value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020:

	Level 1		Level 2		Total
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$66	$83	$66	$83
Interest rate derivatives	—	—	68	77	68	77
Other	—	—	2	—	2	—
Investments at fair value through profit & loss	464	392	—	—	464	392
Total Assets	$464	$392	$136	$160	$600	$552
Liabilities
Foreign exchange derivatives	$—	$—	$134	$93	$134	$93
Interest rate derivatives	—	—	37	46	37	46
Total Liabilities	$—	$—	$171	$139	$171	$139

Summary of Investments Measured on Nonrecurring Basis
The following tables present the fair value for nonrecurring Level 3 measurements from impairments as of June 30, 2021 and 2020:

	Fair Value		Losses
	2021	2020	2021	2020
	(in millions)
Property, plant and equipment	$—	$107	$—	$163
Other intangible assets	$—	$—	$—	$92

Summary of Estimated Fair Market Values
The estimated fair market values of financial instruments not carried at fair value in the condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021		December 31, 2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in millions)
Financing receivables	$18,729	$19,092	$18,457	$18,726
Debt	$24,512	$25,024	$26,053	$26,630